SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2014	Dec. 31, 2008
Share options
Incremental compensation expenses	$ 340	$ 1,382	$ 3,606
Nonvested shares
Share options
Nonvested shares granted	313,000	1,275,200	4,601,000
Incremental compensation expenses	$ 186	$ 953	$ 1,917
Weighted-average period of recognition of unrecognized compensation cost	1 year
2008 Plan
Share options
Capital shares reserved for future issuance					11,344,444	4,444,444
2008 Plan | Share options
Share options
Shares options granted	1,300,000		3,000,000
Exercise price of shares options granted (in dollars per share)	$ 0.25		$ 0.40
Incremental share-based compensation expense		425
Incremental compensation expenses	$ 154	$ 429	$ 1,689
Unrecognized incremental compensation cost	$ 0
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate per annum (as a percent)	4.43%	1.56%	0.12%
Exercise multiple	2.8	2.8	2.8
Expected volatility (as a percent)	79.00%	79.50%	91.30%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Fair value of ordinary shares (in dollars per share)	$ 0.369	$ 0.45	$ 0.935
Expected terms (in years)	10 years	10 years	1 year
2008 Plan | Share options | Share-based Payment Arrangement, Employee
Share options
Shares options granted	1,300,000	80,000
Exercise price of shares options granted (in dollars per share)	$ 0.25	$ 0.40
2019 Plan
Share options
Shares authorized to grant				2,867,382
Additional shares authorized to issue				10,667,382